   [LOGO OF EATON       Investing                              [PICTURE OF THE
 VANCE APPEARS HERE]    for the                                STATUE OF LIBERTY
                        21th                                    APPEARS HERE]
                        Century







   Semiannual Report June 30, 1997


                                     EV

                                   CLASSIC
[PICTURE OF TREASURY
 BUILDING APPEARS                 GOVERNMENT
     HERE]
                                 OBLIGATIONS

                                     FUND

                                                                   C L A S S I C

                                  Eaton Vance

                     Global Management-Global Distribution


[PICTURE OF UNITED STATES
   FLAG APPEARS HERE]

EV Classic Government Obligations Fund as of June 30, 1997

INVESTMENT UPDATE

[PHOTO OF SUSAN SCHIFF APPEARS HERE]

Susan Schiff,
Portfolio Manager


Investment Environment
--------------------------------------------------------------------------------
The Economy

 . Interest rates moved modestly higher during the six months ended June 30. For example, three-year Treasury bond yields rose from 6.01% on December 31 to 6.21% on June 30. However, recent data have reassured investors that inflation does not pose an imminent threat.

 .  Not surprisingly, in a somewhat defensive market, mortgage-backed securities
   (MBS) slightly outperformed Treasuries. Yield spreads - the yield differential of mortgage securities over similar maturity Treasury bonds - narrowed by around 15 basis points (.15%) during the period, according to Bloomberg Financial.

 . Prepayment rates - the rate at which homeowners prepay their mortgages - increased slightly for generic MBS during the period, as homeowners moved to refinance before interest rates rose further.

 . Predictably, the story was different for seasoned mortgages - the investment universe of the Fund. Prepayment rates were little changed, reflecting the relative insensitivity of these mortgages to changes in interest rates.


The Fund
--------------------------------------------------------------------------------
   Performance for the Past Six Months

 . The Fund's total return was 2.4% for the six months ended June 30, 1997,/1/ the result of a decline in net asset value per share from $9.19 on December 31, 1996 to $9.10 on June 30, 1997, and the reinvestment of $0.305 in dividends. Based on its $9.10 net asset value on June 30, the Fund had a distribution rate of 6.73%.

 . In comparison, the Lehman Government/Corporate Index/2/ - an unmanaged index of U.S. government and corporate bond issues - had a total return of 2.7% during the same period.

 . Within its competitive universe, the Fund performed generally in line with the 2.6% average return of 97 Short/Intermediate Government Bond funds as monitored by Lipper Analytical Services, Inc./3/

   Management Discussion

 .  The majority (57%) of the Portfolio's investments were seasoned low-coupon
   MBS. These low interest rate mortgages were originated in the 1960s-70s by homeowners who now have little incentive to refinance their mortgages. Therefore, they provide relatively stable cash flows.

 . Another major segment of the Portfolio (23%) was invested in seasoned high-coupon MBS. With coupons in the 12-to-16% range, these securities provide a significant yield advantage over Treasury securities with similar maturities.

 . The Fund had a duration of 2.9 years at June 30. That was slightly shorter than the Fund's 3.2-year duration at December 31, and reflected the Portfolio's more cautious market stance in the face of stronger economic data. Duration is a measure of interest rate sensitivity that factors average maturity and future cash flows.

 . The Fund benefited from continued adequate supply of seasoned mortgages within the $1 trillion mortgage securities market. Demand for seasoned paper has risen as investors look for what they consider the less sensitive securities in the U.S. mortgage market.

--------------------------------------------------------------------------------
/1/This return does not include the Fund's 1% contingent deferred sales charge incurred by shareholders redeeming within the first year.
/2/It is not possible to invest directly in the Index.
/3/It is not possible to invest directly in the Lipper category of
   Short/Intermediate Government Bond Funds.
/4/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect 1% CDSC on shareholders redeeming within first year.
/5/Because the Fund is actively managed, sector weightings and Portfolio
   Overview are subject to change.

   Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of June 30, 1997

Performance/4/
---------------------------------------
Average Annual Total Returns
---------------------------------------
One year                           6.2%
Life of Fund (11/1/93)             4.4


SEC Average Annual Total Returns
---------------------------------------
One year                           5.2%
Life of Fund (11/1/93)             4.4


Diversification by Sectors/5/
---------------------------------------
By total net investments

[PIE CHART APPEARS HERE]

Federal National Mortgage Assn.   37.4%
Federal Home Loan Mortgage Corp.  33.7
U.S. Treasuries                   15.9
Govt. National Mortgage Assn.      9.0
CMOs                               3.1
Commercial Paper                   0.9


Portfolio Overview/5/
---------------------------------------
Duration                      2.9 years
Low Coupon MBS                      57%
High Coupon MBS                     23%

EV Classic Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997
Assets
--------------------------------------------------------------------------------
Investment in Government Obligations Portfolio
    (Portfolio),                                             $28,987,308
    at value (Note 1A) (identified cost, $30,426,515)
Receivable for Fund shares sold                                   43,881
Deferred organization expenses (Note 1D)                           6,255
--------------------------------------------------------------------------------
Total assets                                                 $29,037,444
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                            $    38,634
Payable for Fund shares redeemed                                  66,209
Payable to affiliate for Trustees' fees                               42
Accrued expenses                                                  10,918
--------------------------------------------------------------------------------
Total liabilities                                            $   115,803
--------------------------------------------------------------------------------
Net Assets for 3,179,367 shares of
    beneficial interest outstanding                          $28,921,641
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                              $32,877,327
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of                       (2,468,536)
    identified cost)
Accumulated distributions in excess of net investment            (47,943)
    income
Net unrealized depreciation of investments from
    Portfolio (computed on the basis of                       (1,439,207)
    identified cost)
--------------------------------------------------------------------------------
Total                                                        $28,921,641
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 7)
--------------------------------------------------------------------------------
($28,921,641 / 3,179,367 shares of
     beneficial interest outstanding)                        $      9.10
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                     $ 1,303,835
Expenses allocated from Portfolio                               (121,391)
--------------------------------------------------------------------------------
Net investment income from Portfolio                         $ 1,182,444
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 5)                    $        83
Distribution fees (Note 6)                                       146,164
Printing and postage                                              21,078
Transfer and dividend disbursing agent fees                       16,484
Legal and accounting services                                      4,225
Registration fees                                                  4,142
Amortization of organization expenses (Note 1D)                    2,313
Custodian fee                                                      1,973
Miscellaneous                                                      6,319
--------------------------------------------------------------------------------
Total expenses                                               $   202,781
--------------------------------------------------------------------------------

Net investment income                                        $   979,663
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $  (142,170)
    Financial futures contracts                                  131,753
--------------------------------------------------------------------------------
Net realized loss on investment transactions                 $   (10,417)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                              $  (178,681)
    Financial futures contracts                                 (122,086)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                           $  (300,767)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments              $  (311,184)
--------------------------------------------------------------------------------

Net increase in net assets from operations                   $   668,479
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                      Six Months Ended
Increase (Decrease)                                   June 30, 1997       Year Ended
in Net Assets                                         (Unaudited)         December 31, 1996
-----------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $    979,663         $  2,352,918
    Net realized loss on investments                           (10,417)            (548,214)
    Net change in unrealized
        appreciation (depreciation)
        of investments                                        (300,767)            (809,391)
-----------------------------------------------------------------------------------------------
Net increase in net assets
    from operations                                       $    668,479         $    995,313
-----------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2)--
    From net investment income                            $   (979,663)        $ (2,344,400)
    In excess of net investment
        income                                                  (2,657)                  --
-----------------------------------------------------------------------------------------------
Total distributions to shareholders                       $   (982,320)        $ (2,344,400)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3)  --
    Proceeds from sale of shares                          $  3,925,725         $  5,910,411
    Net asset value of shares issued
        to shareholders in payment of
        distributions declared                                 613,514            1,376,919
    Cost of shares redeemed                                 (5,457,153)         (17,822,785)
-----------------------------------------------------------------------------------------------
Net decrease in net assets from
    Fund share transactions                               $   (917,914)        $(10,535,455)
-----------------------------------------------------------------------------------------------

Net decrease in net assets                                $ (1,231,755)        $(11,884,542)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period                                    $ 30,153,396         $ 42,037,938
-----------------------------------------------------------------------------------------------
At end of period                                          $ 28,921,641         $ 30,153,396
-----------------------------------------------------------------------------------------------

Accumulated distributions in
excess of net investment income
included in net assets
-----------------------------------------------------------------------------------------------
At end of period                                          $    (47,943)        $    (45,286)
-----------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                 Six Months Ended                 Year Ended December 31,
                                                 June 30, 1997     --------------------------------------------------------
                                                   (Unaudited)      1996           1995            1994           1993*
---------------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of period               $ 9.190      $ 9.490        $ 8.980         $ 9.940        $ 10.000
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                $ 0.303      $ 0.613        $ 0.609         $ 0.626        $  0.107
Net realized and unrealized gain (loss) on
 investments                                          (0.089)      (0.300)         0.520          (0.876)         (0.051)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                  $ 0.214      $ 0.313        $ 1.129         $(0.250)       $  0.056
---------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.303)     $(0.613)       $(0.609)        $(0.626)       $ (0.107)
In excess of net investment income                    (0.001)          --         (0.010)         (0.084)         (0.009)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  $(0.304)     $(0.613)       $(0.619)        $(0.710)       $ (0.116)
---------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                      $ 9.100      $ 9.190        $ 9.490         $ 8.980        $  9.940
---------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                      2.38%        3.49%         12.94%          (2.54)%          0.34%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $28,922      $30,153        $42,038         $39,586        $ 17,441

Ratio of expenses to average net assets (2)             2.22%+       2.09%          2.12%           2.16%           2.33%+

Ratio of net investment income to average daily
 net assets                                             6.70%+       6.66%          6.57%           6.60%           5.45%+
---------------------------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the start of business, November 1, 1993, to December 31, 1993.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements

EV Classic Government Obligations Fund as of June 30, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Classic Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (formerly Eaton Vance Government Obligations Trust). The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.7% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, options and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $2,993,008, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on December 31, 2001 ($32,316), December 31, 2002 ($1,822,648), December 31, 2003 ($226,377)
    and December 31, 2004 ($911,667).

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net assets value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements

EV Classic Government Obligations Fund as of June 30, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain.

3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                    Six Months
                                    Ended
                                    June 30, 1997        Year Ended
                                    (Unaudited)          December 31, 1996
    ----------------------------------------------------------------------------
    Sales                                 429,817                  638,952
    Issued to shareholders electing
    to receive payments of
    distributions in capital stock         67,276                  149,243
    Redemptions                          (598,075)              (1,937,396)
    ----------------------------------------------------------------------------

    Net increase (decrease)              (100,982)              (1,149,201)
    ----------------------------------------------------------------------------

4   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1997, aggregated $4,098,276 and $6,261,684, respectively.

5   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and Portfolio are officers and trustees of the above organizations(Note 6). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee earned by BMR.

6   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $109,623 to or payable to EVD for the six months ended June 30, 1997, representing 0.75% (annualized) of average daily net assets. At June 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $8,012,000.

    In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25%, of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 1997, in the amount of $36,541. EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.25%, annualized, of the assets maintained in the Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.25% per annum of the Funds' average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

EV Classic Government Obligations Fund  as of June 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D



    Certain officers and Trustees of the Fund are officers or directors of EVD.

7   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients.

    CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 1997, EVD received approximately $7,700 of CDSC paid by shareholders.

Government Obligations Portfolio  as of June 30, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Mortgage Pass-Throughs -- 93.5%

                                              Principal
                                              Amount
                                              (000's omitted) Value
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   4.50%, with maturity at 2000                 $    13     $     12,637
   4.75%, with various maturities to 2002            32           31,193
   5.00%, with various maturities to 2003           425          414,446
   5.25%, with various maturities to 2005           224          217,465
   5.50%, with various maturities to 2011           852          831,565
   5.75%, with maturity at 1998                      10           10,265
   6.00%, with various maturities to 2022         2,651        2,607,163
   6.25%, with various maturities to 2013           690          679,971
   6.50%, with various maturities to 2022         8,482        8,423,678
   6.75%, with various maturities to 2011         7,017        6,997,732
   7.00%, with various maturities to 2019        11,467       11,489,469
   7.25%, with maturity at 2003                   1,261        1,267,671
   7.50%, with various maturities to 2020        15,747       15,943,168
   7.75%, with various maturities to 2018         3,286        3,339,433
   8.00%, with various maturities to 2026        20,836       21,379,026
   8.25%, with various maturities to 2011        11,701       12,073,907
   8.50%, with various maturities to 2024        22,729       23,650,174
   8.75%, with various maturities to 2014         2,905        3,022,764
   9.00%, with various maturities to 2020         9,003        9,528,889
   9.25%, with various maturities to 2010         2,891        3,053,102
   9.50%, with various maturities to 2016         1,046        1,109,069
   10.00%, with various maturities to 2017          241          261,242
   11.00%, with various maturities to 2019        2,078        2,328,397
   12.00%, with various maturities to 2019        1,717        1,972,192
   12.25%, with various maturities to 2019        3,176        3,667,119
   12.50%, with various maturities to 2019        9,400       10,917,804
   12.75%, with various maturities to 2015        1,312        1,528,041
   13.00%, with various maturities to 2019        3,730        4,392,538
   13.25%, with various maturities to 2019          371          439,958
   13.50%, with various maturities to 2015        4,501        5,282,284
   13.75%, with various maturities to 2014           50           58,662
   14.00%, with various maturities to 2016        2,316        2,754,748
   14.50%, with various maturities to 2014          224          268,284
   14.75%, with maturity at 2010                    779          929,820
   15.00%, with various maturities to 2013          912        1,117,911
   15.25%, with maturity at 2012                    145          180,007
   15.50%, with various maturities to 2012          190          232,340
   16.00%, with various maturities to 2012          138          172,277
   16.25%, with various maturities to 2012          217          271,629
--------------------------------------------------------------------------
                                                           $ 162,858,040
--------------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                 $   182     $    153,729
   3.50%, with maturity at 2007                     121          112,133
   4.50%, with maturity at 1999                 $     4     $      4,405
   5.00%, with various maturities to 2017           718          691,166
   5.25%, with various maturities to 2006           167          159,961
   5.50%, with various maturities to 2006           436          425,991
   5.75%, with maturity at 2003                     115          113,016
   6.00%, with various maturities to 2010        16,274       15,982,596
   6.25%, with various maturities to 2007           466          459,021
   6.50%, with various maturities to 2017         1,232        1,217,448
   6.75%, with various maturities to 2007           919          915,038
   7.00%, with various maturities to 2018         5,989        5,992,597
   7.25%, with various maturities to 2017         1,733        1,746,985
   7.50%, with various maturities to 2020        11,358       11,518,152
   7.75%, with various maturities to 2008         1,276        1,300,410
   8.00%, with various maturities to 2019        32,032       32,932,507
   8.25%, with various maturities to 2020        11,056       11,414,451
   8.50%, with various maturities to 2020        17,199       17,887,057
   8.75%, with various maturities to 2017         1,262        1,316,904
   9.00%, with various maturities to 2020         8,111        8,576,712
   9.25%, with various maturities to 2016         3,911        4,150,968
   9.50%, with maturity at 2009                     229          245,909
   9.75%, with maturity at 2019                     352          384,853
   11.00%, with maturity at 2010                     37           41,086
   11.75%, with various maturities to 2015        1,939        2,228,340
   12.00%, with various maturities to 2020        7,159        8,236,538
   12.25%, with various maturities to 2015        3,234        3,770,118
   12.50%, with various maturities to 2021       11,793       13,764,056
   12.75%, with various maturities to 2014        1,585        1,861,132
   13.00%, with various maturities to 2019       11,533       13,748,527
   13.25%, with various maturities to 2015        2,014        2,386,684
   13.50%, with various maturities to 2015        4,416        5,292,205
   13.75%, with various maturities to 2014          161          192,954
   14.00%, with various maturities to 2014          684          821,469
   14.25%, with various maturities to 2014          293          357,819
   14.50%, with various maturities to 2014          224          271,903
   14.75%, with various maturities to 2012        3,729        4,605,602
   15.00%, with various maturities to 2013        2,954        3,669,819
   15.50%, with various maturities to 2012          894        1,112,763
   15.75%, with maturity at 2011                     27           34,511
   16.00%, with various maturities to 2012          330          414,700
--------------------------------------------------------------------------
                                                           $ 180,512,235
--------------------------------------------------------------------------
Government National Mortgage Assn.:
   5.50%, with maturity at 1999                 $    13     $     13,299
   6.50%, with various maturities to 2002           463          461,298
   7.25%, with various maturities to 2022         3,839        3,889,390
   7.50%, with maturity at 2017                     973          998,937
   8.00%, with various maturities to 2017        19,812       20,477,595
   8.25%, with various maturities to 2008           479          497,455
   8.50%, with various maturities to 2018         1,598        1,685,909
   9.00%, with various maturities to 2016         5,099        5,423,565

Government Obligations Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                        Principal
                                        Amount
                                        (000's omitted) Value
-----------------------------------------------------------------------
11.50%, with maturity at 2013                 $   339   $     387,665
12.00%, with various maturities to 2015         3,360       3,896,870
12,50%, with various maturities to 2015         1,797       2,118,173
13.00%, with various maturities to 2014         1,134       1,351,592
13.50%, with various maturities to 2013           278         992,915
14.00%, with various maturities to 2015           161         196,731
14.50%, with various maturities to 2014           451         556,711
15.00%, with various maturities to 2013           632         790,796
16.00%, with various maturities to 2012           367         470,240
-----------------------------------------------------------------------
                                                        $  43,549,141
-----------------------------------------------------------------------
Collaterized Mortgage Obligations:
   Federal Home Loan Mtg. Corp.
      Series 1188-GC, 7.5% due 2019
      Collaterized 100% FHLMC PC              $10,000   $  10,110,930
   Federal Home Loan Mtg. Corp.
      Series B Class 3,12.5%, due 2013
      Collateral 100% FHLMC PC                    180         206,138
   Federal National Mtg, Association
      Sales 93-73E, 6.35% due 2019
      Collateral 100% FNMA MBS                  3,000       2,933,904
   Salomon Brothers Mortgage Securities II, Inc.
      11.50%, with maturity at 2015             1,404       1,542,031
-----------------------------------------------------------------------
                                                        $  14,793,003
-----------------------------------------------------------------------
Total Mortage Pass-Throughs
 (identified cost, $398,405,795)                        $ 401,712,419
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 17.8%
                                        Principal
                                        Amount
                                        (000's omitted) Value
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23+          $ 6,000   $   6,192,186
U.S. Treasury Bond, 12.000%, 8/15/13++         50,000      70,445,300
-----------------------------------------------------------------------

Total U.S. Obligations
   (identified cost, $67,368,568)                       $  76,637,486
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.0%
                                        Principal
                                        Amount
                                        (000's omitted) Value
-----------------------------------------------------------------------
Banque National de Paris
Euro Time-deposit Cayman
Island, 5.750%, 7/01/97                       $ 4,200   $   4,200,000
-----------------------------------------------------------------------

Total Short-Term  Investments
  (identified cost, $4,200,000)                         $   4,200,000
-----------------------------------------------------------------------
Total Investments- 112.3%
  (identified cost $469,974,363)                        $ 482,549,905
-----------------------------------------------------------------------
Other Assets, Less Liabilities -(12.3)%                 $ (52,784,637)
-----------------------------------------------------------------------

Net Assets - 100%                                       $ 429,765,268
-----------------------------------------------------------------------

+  Security has been pledged as collateral for futures contracts.
++ Security has been pledged as collateral for securities lending.

                       See notes to financial statements

GOVERNMENT OBLIGATIONS PORTFOLIO as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1997
Assets
------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $469,974,363)                         $482,549,905
Cash                                                              71,452
Receivable for investments sold                                  927,067
Interest receivable                                            5,625,320
Receivable for variation margin on open financial
    futures contracts (Note 1G)                                  249,996

Deferred organization expenses (Note 1H)                           5,062
------------------------------------------------------------------------
Total assets                                                $489,428,802
------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------
Liability for collateral received for securities
    loaned (Note 5)                                         $ 59,619,200
Payable to affiliate - Trustees' fees                              4,948
Accrued expenses                                                  39,386
------------------------------------------------------------------------
Total liabilities                                           $ 59,663,534
------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $429,765,268
------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $418,203,460
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          11,561,808
------------------------------------------------------------------------
Total                                                       $429,765,268
------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1997
Investment Income
------------------------------------------------------------------------
Interest income                                             $ 19,517,411
------------------------------------------------------------------------
Total income                                                $ 19,517,411
------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------
Investment adviser fee (Note 3)                             $  1,658,818
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                     9,818
Custodian fee                                                    103,395
Legal and accounting services                                     18,674
Amortization of organization expenses (Note 1H)                    1,890
Miscellaneous                                                     34,028
------------------------------------------------------------------------
Total expenses                                              $  1,826,623
------------------------------------------------------------------------

Net investment income                                       $ 17,690,788
------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ (2,125,932)
    Financial futures contracts                                1,938,263
------------------------------------------------------------------------
Net realized loss on investments                            $   (187,669)
------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $ (2,633,804)
    Financial futures contracts                               (1,888,943)
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $ (4,522,747)
------------------------------------------------------------------------
Net realized and unrealized loss on investments             $ (4,710,416)
------------------------------------------------------------------------
Net increase in net assets from operations                  $ 12,980,372
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO  AS OF JUNE 30, 1997

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                  SIX MONTHS ENDED
Increase (Decrease)               JUNE 30, 1997        YEAR ENDED
in Net Assets                     (UNAUDITED)          DECEMBER 31, 1996
-------------------------------------------------------------------------
From operations --
    Net investment income          $  17,690,788        $  37,858,369
    Net realized loss
        on investments                  (187,669)          (5,404,267)
    Net change in unrealized
        appreciation (depreciation)   (4,522,747)         (10,812,405)
-------------------------------------------------------------------------
Net increase in net assets
    from operations                $  12,980,372        $  21,641,697
-------------------------------------------------------------------------
Capital transactions --
    Contributions                  $  77,668,092        $  66,333,513
    Withdrawals                     (116,405,744)        (154,241,567)
-------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions      $ (38,737,652)       $ (87,908,054)
-------------------------------------------------------------------------

Net decrease in net assets         $ (25,757,280)       $ (66,266,357)
-------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------
At beginning of period             $ 455,522,548        $ 521,788,905
-------------------------------------------------------------------------
At end of period                   $ 429,765,268        $ 455,522,548
-------------------------------------------------------------------------

                        See notes to financial statements

Government Obligations Portfolio  as of June 30, 1997
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                           Six Months Ended
                                                             June 30, 1997                   Year Ended December 31,
                                                                                    ----------------------------------------
                                                              (Unaudited)             1996      1995       1994      1993*
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                             0.83%+         0.83%       0.84%      0.81%     0.87%+
Net investment income                                                8.07%+         7.88%       7.82%      8.03%     8.46%+

Portfolio Turnover                                                      4%            11%         19%        35%       42%
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)                         $429,765       $455,523    $521,789   $515,670  $537,297
----------------------------------------------------------------------------------------------------------------------------

* For the period from the start of business, October 28, 1993, to December 31, 1993.
+ Annualized.

                       See notes to financial statements

Government Obligations Portfolio  as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments, and interest rates. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-
  Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
  (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying

Government Obligations Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  G Financial Futures Contract -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

  If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contract and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the Custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

  J Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

  K Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  L Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
  ----------------------------------
  Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $19,589,772, $4,035,404 and $41,353,683, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
  -------------------------------------------------------------
  The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the six months ended June 30, 1997, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,658,818. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive renumeration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1997, no significant amounts have been deferred.

GOVERNMENT OBLIGATIONS PORTFOLIO as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate of federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating Portfolio and funds at the end of each quarter. The average daily loan was $361,685 and the average interest rate was 4.2%. The maximum borrowing outstanding at any time during the six months ended June 30, 1997 was $3,621,000.

5 Securities Lending Agreement
  ------------------------------------------------------------------------------
  The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. If the collateral received is U.S. government securities, the Portfolio will also receive from the broker an additional loan premium fee computed as a varying percentage of the market value of the securities loaned. If the collateral received is cash, the Portfolio may invest the cash and receive any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The Portfolio did not receive any loan premium fee during the six months ended June 30, 1997. The loan rebate fee paid by the Fund offsets a portion of the interest income received. At June 30, 1997, the value of the securities loaned and the value of the collateral amounted to $56,356,240 and $59,619,200, respectively.

6 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, were a follows:

  Aggregate cost                                                 $ 480,811,297
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                  $   6,576,758

  Gross unrealized depreciation                                     (4,838,150)
  -----------------------------------------------------------------------------
  Net unrealized appreciation                                    $   1,738,608
  -----------------------------------------------------------------------------


7 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statements purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurements of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at June 30, 1997 is as follows:

  Futures Contracts
  --------------------------------------------------------------------------

  Expiration                                                 Net Unrealized
  Date               Contracts                   Position    Depreciation
  --------------------------------------------------------------------------
  9/97               1000 U.S. Treasury Five
                     Year Note Futures           Short       $ (1,013,734)
  --------------------------------------------------------------------------

                                                             $ (1,013,734)
  --------------------------------------------------------------------------

  At June 30, 1997, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

EV Classic Government Obligations Fund  as of June 30, 1997

INVESTMENT MANAGEMENT


EV Classic Government Obligations Fund

Officers                       Independent Trustees

M. Dozier Gardner              Donald R. Dwight
President                      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.

James B. Hawkes
Vice President and Trustee     Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment
William H. Ahern, Jr.          Banking, Harvard University Graduate School of
Vice President                 Business Administration

Michael B. Terry               Norton H. Reamer
Vice President                 President and Director, United Asset
                               Management Corporation
James L. O'Connor
Treasurer                      John L. Thorndike
                               Formerly Director, Fiduciary Company Incorporated
Alan R. Dynner
Secretary                      Jack L. Treynor
                               Investment Adviser and Consultant


Government Obligations Portfolio

Officers                       Independent Trustees

M. Dozier Gardner              Donald R. Dwight
President                      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
James B. Hawkes
Vice President and Trustee     Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment
Susan Schiff                   Banking, Harvard University Graduate School
Vice President and             of Business Administration
Portfolio Manager
                               Norton H. Reamer
Mark S. Venezia                President and Director, United Asset
Vice President                 Management Corporation

James L. O'Connor              John L. Thorndike
Treasurer                      Formerly Director, Fiduciary Company Incorporated

Alan R. Dynner                 Jack L. Treynor
Secretary                      Investment Adviser and Consultant

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser of
Government Obligations Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of EV Classic
Government Obligations Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street,16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EVClassic Government
Obligations Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    C-GOSRC-8/97